Earnings (Loss) Per Share Amounts - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Class A Subordinate Voting Shares [Member]	Mar. 31, 2014 Class A Subordinate Voting Shares [Member]	Mar. 31, 2013 Class A Subordinate Voting Shares [Member]	Mar. 31, 2014 Class A Subordinate Voting Shares [Member] RSU [Member]
Earnings Per Share [Line Items]
Options outstanding	3,461,340	3,088,195	3,000,657	1,416,000	3,000,657	3,461,340	3,088,195
RSUs outstanding								5,242,972
Options excluded from computation of diluted earnings per share	2,163,465
Options in the Money					375,959